Loss per share - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Numerator for basic and diluted net loss per share calculation	$ (69,056)	$ (79,155)
Denominator:
Weighted average number of ordinary shares – basic (in shares)	337,210,153	337,935,301
Weighted average number of ordinary shares – diluted (in shares)	337,210,153	337,935,301
Net loss per share attributable to ordinary shareholders - basic (in USD per share)	$ (0.20)	$ (0.23)
Net loss per share attributable to ordinary shareholders - diluted (in USD per share)	$ (0.20)	$ (0.23)